Net sales - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 20,611,409	R$ 16,834,768	R$ 13,579,021
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(36,971)	(40,127)	(34,705)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,617,407	9,838,794	7,284,113
Goods or services transferred at point in time [member] | Gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,636,221	6,363,617	5,118,087
Goods or services transferred at point in time [member] | Lubricants and basic oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,916,504	3,414,536	2,097,450
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,682	60,641	68,576
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,030,973	7,036,101	6,329,613
Goods or services transferred over time [member] | Transportation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,548,109	5,715,450	4,993,849
Goods or services transferred over time [member] | Port Elevation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	351,563	303,800	330,800
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	813,341	415,753	351,193
Goods or services transferred over time [member] | Other services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 317,960	R$ 601,098	R$ 653,771